May 17, 2004

EDGAR

United States Securities and
Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:     Form N-CSR
        John Hancock Current Interest (the "Registrant") on behalf of:
           John Hancock Money Market Fund
           John Hancock U.S. Government Cash Reserve

      File Nos. 2-50931; 811-2485

Ladies and Gentlemen:

Enclosed herewith for filing pursuant to the Investment Company Act of 1940 and the Securities Exchange Act of 1934 is the Registrant's Form N-CSR filing for the period ending March 31, 2004.

If you have any questions or comments regarding this filing, please contact the undersigned at (617) 375-1513.

Sincerely,
/s/Alfred  P.  Ouellette
Alfred P.  Ouellette
Senior  Attorney and
Assistant Secretary


ITEM 1. REPORT TO STOCKHOLDERS.

JOHN HANCOCK
Money Market Fund

3.31.2004

Annual Report

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]

[A photo of James A. Shepherdson, Chief Executive Officer, flush left next to first paragraph.]

WELCOME

Table of contents

Your fund at a glance
page 1

Managers' report
page 2

Fund's investments
page 5

Financial statements
page 8

Trustees & officers
page 21

For your information
page 25


To Our Shareholders,

I am pleased to be writing to you as Chairman, President and Chief Executive Officer of John Hancock Funds.

As you may know, John Hancock Financial Services, Inc. -- the parent company of John Hancock Funds -- was acquired by Manulife Financial Corporation on April 28, 2004. The merger combines two exceptionally strong companies into a single, integrated, global market leader whose scale and capital will create an industry pacesetter strengthening our company's leadership in markets around the world.

Although this change has no impact on the mutual funds you have invested in, it did bring with it some changes in the executive-level management of John Hancock Funds. Specifically, Maureen Ford Goldfarb has decided to step down as chairman, president and chief executive officer in order to pursue personal interests. Since her appointment in January 2000, Maureen has provided John Hancock Funds with strong leadership and steady guidance through several years of extremely turbulent market and industry conditions.

Effective May 12, 2004, I have been appointed by your Board of Trustees to the roles of Trustee, President and Chief Executive Officer of your fund. I have been in the investment business for over 25 years, most recently as President of Retirement Services at John Hancock Financial Services. In that role, my responsibilities included developing and directing the sale of John Hancock's variable and fixed annuity businesses through a diverse distribution network of banks and broker/dealers -- including wirehouses, regional brokerage houses and financial planners.

Prior to joining John Hancock, I served as Co-Chief Executive Officer of MetLife Investors Group, a subsidiary of MetLife, Inc. In that capacity my responsibilities included the design, manufacture and distribution of MetLife's annuity and life insurance products sold through third-party channels.

Although there has been a change in executive-level management, the one thing that never waivers is John Hancock Funds' commitment to placing the needs of our shareholders above all else. We are all dedicated to the task of working with you and your financial advisors to help you reach your long-term financial goals. It is the foundation of our relationship with you.

Sincerely,

/S/ JAMES A. SHEPHERDSON

James A. Shepherdson,
Chief Executive Officer

This commentary reflects the CEO's views as of March 31, 2004. They are subject to change at any time.

YOUR FUND
AT A GLANCE

The Fund seeks
the maximum
current income
that is consistent
with maintaining
liquidity and
preserving capital.
The Fund intends
to maintain a
stable $1 share
price.

Over the last twelve months

* Money market yields continued to fall to 46-year lows as the Federal Reserve cut rates again last June when concerns about the economy's strength and the Iraq war prevailed.

* Slack demand also depressed money market yields when investors shifted to longer-term securities and the rebounding stock market in 2003.

* The Fund sought higher yields by extending its maturity and investing in callable and floating-rate securities.

[Bar chart with heading "John Hancock Money Market Fund." Under the heading is a note that reads "Fund performance for the year ended March 31, 2004." The chart is scaled in increments of 0.25% with 0.00% at the bottom and 0.50% at the top. The first bar represents the 0.21% total return for Class A shares. The second bar represents the 0.12% total return for Class B shares. The third bar represents the 0.12% total return for Class C shares. A note below the chart reads "The total returns for the Fund are at net asset value with all distributions reinvested. Past performance is no guarantee of future results."]

[Bar chart with heading "7-day effective yield." Under the heading is a note that reads "As of March 31, 2004." The chart is scaled in increments of 0.25% with 0.00% at the bottom and 0.50% at the top. The first bar represents the 0.18% total return for Class A shares. The second bar represents the 0.13% total return for Class B shares. The third bar represents the 0.13% total return for Class C shares."]

BY DAVID A. BEES FOR THE PORTFOLIO MANAGEMENT TEAM

MANAGERS'
REPORT

JOHN HANCOCK
Money Market Fund

During the 12 months ended March 31, 2004, money market yields continued to fall and reached 46-year lows, despite a reviving economy. The period began with lingering concerns about whether the U.S. economy was on a sustainable path to recovery and about the beginning of the Iraq war. This uncertainty prompted the Federal Reserve Board to cut the federal funds rate banks charge each other for overnight loans from 1.25% to 1% at its June 2003 meeting. Yields on money market securities followed suit.

As the summer progressed, the economy began to show signs of a turnaround, highlighted by its 8% average annual growth in the third quarter of 2003 and its 4% annual growth in the fourth quarter. The economy was sparked by continued low interest rates, the U.S. jobless rate falling from a nine-year high of 6.4% in July 2003 to 5.6% in March 2004, increased capital spending by corporate America and government tax cuts. In October, these positive developments prompted the Federal Reserve to adopt a more positive stance on the economy, shifting from a greater concern about deflation to a balanced view of the risks between deflation and inflation.

"...money market
 yields continued to
 fall and reached
 46-year lows, despite
 a reviving economy."

Despite the improving economy, which initially prompted expectations that the next Fed move would be to raise rates, the Fed took no further action through the end of the period in March 2004. It remained concerned about the weak labor market, even with the drop in unemployment, because this lack of job growth cast some doubt on the sustainability of the economic recovery. This, combined with low inflation, caused the Federal Reserve to hold short-term rates steady and suggest it was not inclined to raise rates until the labor picture improved. The combination of a "jobless recovery" and stable Fed policy caused investors to push interest rates lower, especially in the second half of the period.

Short-term money market yields also experienced downward pressure from falling demand, as investors grew more confident about the economy in 2003 and moved into longer-term investments and the stock market, which flourished in 2003.

[Photo of David Bees, flush right at top of page.]

FUND YIELD AND PERFORMANCE

On March 31, 2004, John Hancock Money Market Fund's Class A, Class B and Class C shares had 7-day effective yields of 0.18%, 0.13% and 0.13%, respectively. By comparison, the average taxable money market fund had a 7-day effective yield of 0.35%, according to Lipper, Inc.

For the year ended March 31, 2004, the Fund's Class A, Class B and Class C shares posted total returns of 0.21%, 0.12% and 0.12%, respectively, at net asset value, compared with the 0.38% return of the average taxable money market fund, according to Lipper, Inc.1 Keep in mind that your net asset value return will be different from the Fund's performance if you were not invested in the Fund for the entire period and did not reinvest all distributions.

FUND MOVES

As the period began amid economic and war uncertainties 12 months ago, the money market yield curve was essentially flat, meaning investors received no extra benefit in the form of higher yields for locking up their money for longer periods. As the year progressed and the economic picture brightened, short-term rates fell more than longer-term rates, causing the yield curve to steepen and providing investors with higher yielding opportunities by investing for a longer term. In anticipation of this trend, we began to extend the Fund's maturity to slightly longer than average at the beginning of the fiscal year and maintained this posture over the course of the year.

"...we expect money
 market rates to stay
 low in the near term,
 although we do believe
 they will eventually rise
 given the economy's
 recent strength."

We also focused more on securities that would provide extra yield in this low-rate environment, including asset-backed commercial paper and tier 2 securities for the shorter term, and top tier callable government securities with maturities of one year for the longer term. We also continued to invest in floating-rate securities that have the advantage of resetting their interest rates on a monthly or quarterly basis, providing the Fund with the flexibility to capture the benefits of a rise in rates.

[Table at top left-hand side of page entitled "Top five industry groups." The first listing is Finance 23%, the second is U.S. government agencies 16%, the third is Banks--United States 15%, the fourth is Broker services 10% and the fifth is Banks--foreign 9%.]

OUTLOOK

With the Federal Reserve maintaining its accommodative stance toward interest rates, we expect money market rates to stay low in the near term, although we do believe they will eventually rise given the economy's recent strength. The timing of this uptick, however, remains unclear. It will depend on key economic data, especially jobs creation -- particularly in the manufacturing area -- and on the impact of other potential pitfalls, such as rising oil prices and other geopolitical concerns, that could weaken the pace of economic recovery. In this environment, we'll keep a close eye on the economic data and the Fed. For now, we will maintain our investments in floating-rate securities to allow us to benefit from an eventual climb in rates, while at the same time maintaining liquidity and striving to preserve capital.

[Pie chart in middle of page with heading "Portfolio diversification As a percentage of net assets on 3-31-04." The chart is divided into four segments (from top to left): Corporate interest-bearing obligations 56%, Commercial paper 16%, U.S. government obligations 16% and Joint repurchase agreement and other 12%.]

This commentary reflects the views of the portfolio management team through the end of the Fund's period discussed in this report. The team's statements reflect their own opinions. As such, they are in no way guarantees of future events, and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

The Fund is neither insured nor guaranteed by U.S. government. Although the Fund seeks to maintain a net asset value of $1.00 per share, it is possible to lose money by investing in the Fund.

1 Figures from Lipper, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

FINANCIAL STATEMENTS

FUND'S
INVESTMENTS

Securities owned
by the Fund on
March 31, 2004

This schedule is divided into four types of short-term investments, which are further broken down by industry group.


ISSUER, DESCRIPTION,                                        INTEREST        QUALITY      PAR VALUE
MATURITY DATE                                               RATE            RATING*  (000s OMITTED)             VALUE
COMMERCIAL PAPER 15.68%                                                                                   $48,983,639
(Cost $48,983,639)

Automobiles/Trucks 0.96%                                                                                    2,998,800
Daimlerchrysler NA, 04-13-04                                1.200%          Tier 2          $3,000          2,998,800

Finance 6.40%                                                                                              19,994,812
Galleon Capital Corp., 04-21-04 (r)                         1.030           Tier 1           8,000          7,995,422
General Motors Acceptance Corp., 04-07-04                   1.220           Tier 2           3,000          2,999,390
Principal Financial Services, Inc., 04-01-04 (R)            1.030           Tier 1           9,000           9,000,000

Other 3.52%                                                                                                10,994,702
Yorktown Capital, LLC, 04-12-04 (r)                         1.020           Tier 1           5,000          4,998,442
Yorktown Capital, LLC, 04-23-04 (r)                         1.020           Tier 1           6,000          5,996,260

Trade Receivables 4.80%                                                                                    14,995,325
Barton Capital Corp., 04-12-04 (r)                          1.020           Tier 1          15,000         14,995,325

CORPORATE INTEREST-BEARING OBLIGATIONS 55.92%                                                            $174,605,280
(Cost $174,605,280)

Aerospace 0.23%                                                                                               723,116
United Technologies Corp., 11-15-04                         6.625           Tier 1             700            723,116

Banks -- Foreign 8.71%                                                                                     27,203,359
Abbey National Treasury Services Plc, 11-19-04              1.015#          Tier 1           6,000          5,999,460
Barclays Bank Plc, 09-07-04                                 1.110           Tier 1           4,000          4,000,515
Barclays Bank Plc, 11-08-04                                 1.030#          Tier 1           2,200          2,199,604
Credit Suisse First Boston (USA), Inc., 09-07-04            1.420#          Tier 1           2,500          2,503,784
Deutsche Bank AG, 04-08-04                                  1.070           Tier 1           8,000          8,000,029
Societe Generale (New York Branch), 11-01-04                1.036#          Tier 1           4,500          4,499,967

Banks -- United States 14.87%                                                                              46,431,004
Bank of America Corp., 10-22-04                             1.400#          Tier 1          15,300         15,329,705
Bank One National Assn., 04-30-04                           1.310#          Tier 1           8,000          8,001,780
First Union Corp., 06-15-04                                 6.625           Tier 1           1,000          1,011,138
J.P. Morgan Chase & Co., 05-20-04                           1.290#          Tier 1           1,000          1,000,290
J.P. Morgan Chase & Co., 07-07-04                           1.060#          Tier 1             450            450,000
J.P. Morgan Chase & Co., 09-15-04                           7.625           Tier 1           1,200          1,234,538

See notes to
financial statements.


5


FINANCIAL STATEMENTS


ISSUER, DESCRIPTION,                                        INTEREST        QUALITY      PAR VALUE
MATURITY DATE                                               RATE            RATING*  (000s OMITTED)             VALUE
Banks -- United States (continued)
KeyCorp, 07-01-04                                           8.000%          Tier 1          $3,300         $3,353,893
U.S. Bancorp, 05-15-04                                      6.000           Tier 1           1,000          1,005,854
U.S. Bancorp, 06-15-04                                      6.500           Tier 1           1,000          1,010,982
Wachovia Corp., 06-21-04                                    6.700           Tier 1           1,020          1,032,331
Wells Fargo & Co., 05-10-04                                 1.217#          Tier 1           5,000          5,001,002
Wells Fargo & Co., 06-17-04                                 1.040#          Tier 1           8,000          7,999,491

Broker Services 9.61%                                                                                      29,988,778
Bear Stearns Cos., Inc. (The), 06-01-04                     1.540#          Tier 1             450            450,289
Bear Stearns Cos., Inc. (The), 09-21-04                     1.500#          Tier 1           4,500          4,509,188
Bear Stearns Cos., Inc. (The), 10-22-04                     1.570#          Tier 1           5,000          5,013,704
Goldman Sachs Group, Inc. (The), 05-28-04                   1.370#          Tier 1           4,500          4,502,147
Goldman Sachs Group, Inc. (The), 01-28-05                   7.500           Tier 1           1,800          1,888,471
Merrill Lynch & Co., Inc., 05-21-04                         1.420#          Tier 1           1,000          1,000,498
Merrill Lynch & Co., Inc., 06-15-04                         5.350           Tier 1           8,770          8,843,951
Merrill Lynch & Co., Inc., 01-13-05                         1.460#          Tier 1           3,000          3,008,875
Merrill Lynch & Co., Inc., 02-03-05                         1.380#          Tier 1             770            771,655

Chemicals 0.33%                                                                                             1,029,598
duPont (E.I.) de Nemours & Co., 10-15-04                    6.750           Tier 1           1,000          1,029,598

Consumer Products Misc. 0.33%                                                                               1,034,361
Fortune Brands, Inc., 11-01-04 (R)                          7.125           Tier 1           1,000          1,034,361

Finance 16.66%                                                                                             52,025,884
American General Finance Corp., 08-06-04                    1.300#          Tier 1           3,250          3,252,582
American Honda Finance Corp., 07-09-04                      1.090#          Tier 1          18,500         18,500,000
Associates Corp. of North America, 04-20-04                 5.800           Tier 1          10,400         10,424,916
CIT Group Inc. (The), 10-15-04                              7.125           Tier 1           3,161          3,260,536
General Electric Capital Corp., 06-11-04                    1.230#          Tier 1          10,000         10,004,070
Household Finance Corp., 05-01-04                           6.000           Tier 1           2,500          2,509,916
International Lease Finance Corp., 06-07-04                 5.500           Tier 1           1,500          1,512,122
Principal Financial Services, Inc., 08-15-04 (R)            7.950           Tier 1           2,500          2,561,742

Insurance 0.32%                                                                                             1,000,974
AIG SunAmerica Financing VIII, 11-15-04 (R)                 1.215#          Tier 1           1,000          1,000,974

Mortgage Banking 4.86%                                                                                     15,168,206
Countrywide Home Loans, Inc., 06-15-04                      6.850           Tier 1          15,000         15,168,206

U.S. GOVERNMENT OBLIGATIONS 15.70%                                                                        $49,007,900
(Cost $49,007,900)

Government -- U.S. Agencies 15.70%                                                                         49,007,900
Federal Home Loan Bank, 03-11-05                            1.440           Tier 1           5,000          5,000,000
Federal Home Loan Bank, 03-25-05                            1.370           Tier 1           3,000          3,000,000
Federal Home Loan Bank, 04-11-05                            1.300           Tier 1           5,000          5,000,000
Federal Home Loan Bank, 04-15-05                            1.350           Tier 1           4,000          4,000,000
Federal Home Loan Bank, 04-27-05                            1.300           Tier 1           2,000          2,000,000

See notes to
financial statements.


6


FINANCIAL STATEMENTS


ISSUER, DESCRIPTION,                                        INTEREST        QUALITY      PAR VALUE
MATURITY DATE                                               RATE            RATING*  (000s OMITTED)             VALUE
Government -- U.S. Agencies (continued)
Federal Home Loan Mortgage Corp., 04-15-04                  3.750%          Tier 1          $8,000         $8,007,900
Federal Home Loan Mortgage Corp., 02-14-05                  1.190#          Tier 1           5,000          5,000,000
Federal National Mortgage Assn., 02-18-05                   1.375           Tier 1          10,000         10,000,000
Federal National Mortgage Assn., 03-04-05                   1.340           Tier 1           5,000          5,000,000
Federal National Mortgage Assn., 03-29-05                   1.400           Tier 1           2,000          2,000,000

JOINT REPURCHASE AGREEMENT 13.07%                                                                         $40,798,000
(Cost $40,798,000)

Investment in a joint repurchase agreement
transaction with Barclays Capital, Inc. --
Dated 03-31-04, due 04-01-04 (secured by
U.S. Treasury Inflation Indexed Bond, 3.675%,
due 04-15-28)                                               1.020                           40,798         40,798,000

TOTAL INVESTMENTS 100.37%                                                                                $313,394,819

OTHER ASSETS AND LIABILITIES, NET (0.37%)                                                                 ($1,149,118)

TOTAL NET ASSETS 100.00%                                                                                 $312,245,701

  * Quality ratings are unaudited and indicate the categories of eligible securities, as defined by Rule 2a-7 of the Investment Company Act of 1940, owned by the Fund.

(R) This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such security may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $13,597,077 or 4.35% of the Fund's net assets as of March 31, 2004.

  # Represents rate in effect on March 31, 2004.

(r) Direct placement securities are restricted to resale. The Fund has limited rights to registration under the Securities Act of 1933 with respect to these restricted securities.

    Additional information on each restricted security is as follows:



                                                                                    VALUE AS A
                                                                                    PERCENTAGE
                             MATURITY          ACQUISITION          ACQUISITION     OF FUND'S         VALUE AS OF
ISSUER, DESCRIPTION          DATE              DATE                 COST            NET ASSETS      MARCH 31,2004
-------------------------------------------------------------------------------------------------------------------
Barton Capital Corp.,
Commercial Paper             04-12-04     03-10-04 and 03-18-04    $14,988,242      4.80%             $14,995,325

Galleon Capital Corp.,
Commercial Paper             04-21-04          03-29-04              7,994,736      2.56                7,995,422

Yorktown Capital, LLC,
Commercial Paper             04-12-04          03-11-04              4,995,467      1.60                4,998,442

Yorktown Capital, LLC,
Commercial Paper             04-23-04          03-19-04              5,994,050      1.92                5,996,260

The percentage shown for each investment category is the total value of that category expressed as a percentage of the net assets of the Fund.

See notes to
financial statements.

FINANCIAL STATEMENTS

ASSETS AND
LIABILITIES

March 31, 2004

This Statement
of Assets and
Liabilities is the
Fund's balance
sheet. It shows
the value of
what the Fund
owns, is due
and owes. You'll
also find the net
asset value and
the maximum
offering price
per share.


ASSETS
Investments at value (cost $272,596,819)                         $272,596,819
Joint repurchase agreement (cost $40,798,000)                      40,798,000
Cash                                                                      444
Receivable for shares sold                                              4,846
Interest receivable                                                 1,577,752
Other assets                                                           97,322

Total assets                                                      315,075,183

LIABILITIES
Payable for investments purchased                                   2,000,000
Payable for shares repurchased                                        335,165
Dividends payable                                                       3,854
Payable to affiliates
Management fee                                                        125,120
Distribution and service fee                                            8,171
Other                                                                 165,947
Other payables and accrued expenses                                   191,225

Total liabilities                                                   2,829,482

NET ASSETS
Capital paid-in                                                   312,241,216
Accumulated net realized loss on investments                           (1,191)
Accumulated net investment income                                       5,676

Net assets                                                       $312,245,701

NET ASSET VALUE PER SHARE
Based on net asset values and shares outstanding
Class A ($211,407,130 [DIV] 211,489,291 shares)                         $1.00
Class B ($89,089,346 [DIV] 89,109,635 shares)                           $1.00
Class C ($11,749,225 [DIV] 11,749,485 shares)                           $1.00

MAXIMUM OFFERING PRICE PER SHARE
Class C ($1.00 [DIV] 99%)                                               $1.01

See notes to
financial statements.

FINANCIAL STATEMENTS

OPERATIONS

For the year ended
March 31, 2004

This Statement
of Operations
summarizes the
Fund's investment
income earned
and expenses
incurred in oper-
ating the Fund.
It also shows net
gains (losses) for
the period stated.

INVESTMENT INCOME
Interest                                                           $4,367,715

Total investment income                                             4,367,715

EXPENSES
Investment management fee                                           1,886,030
Class A distribution and service fee                                  602,012
Class B distribution and service fee                                1,228,883
Class C distribution and service fee                                  135,131
Transfer agent fee                                                  1,100,525
Accounting and legal services fee                                     113,162
Custodian fee                                                          78,938
Registration and filing fee                                            65,494
Printing                                                               42,076
Auditing fee                                                           31,950
Miscellaneous                                                          22,606
Trustees' fee                                                          17,806
Legal fee                                                               8,630
Federal excise tax                                                      5,676
Interest                                                                1,489

Total expenses                                                      5,340,408
Less expense reductions                                            (1,649,589)

Net expenses                                                        3,690,819

Net investment income                                                 676,896

REALIZED LOSS

Net realized loss on investments                                       (1,191)

Increase in net assets from operations                               $675,705

See notes to
financial statements.

FINANCIAL STATEMENTS

CHANGES IN
NET ASSETS

These Statements
of Changes in
Net Assets show
how the value
of the Fund's
net assets has
changed during
the last two
periods. The dif-
ference reflects
earnings less
expenses, any
investment gains
and losses,
distributions
paid to share-
holders and any
increase or
decrease in
money share-
holders invested
in the Fund.
                                                     YEAR           YEAR
                                                    ENDED          ENDED
                                                  3-31-03        3-31-04
INCREASE (DECREASE) IN NET ASSETS
From operations

Net investment income                          $2,216,154       $676,896
Net realized loss                                      --         (1,191)

Increase in net assets
resulting from operations                       2,216,154        675,705

Distributions to shareholders
From net investment income
Class A                                        (2,038,032)      (511,116)
Class B                                          (156,964)      (152,835)
Class C                                           (21,158)       (16,770)
                                               (2,216,154)      (680,721)
From Fund share transactions                   33,902,188   (142,604,705)

NET ASSETS
Beginning of period                           420,953,234    454,855,422

End of period 1                              $454,855,422   $312,245,701


1 Includes accumulated net investment income of $3,825 and $5,676, respectively.

  See notes to
  financial statements.

FINANCIAL HIGHLIGHTS

FINANCIAL
HIGHLIGHTS

CLASS A SHARES

The Financial Highlights show how the Fund's net asset value for a share has changed since the end of the previous period.



PERIOD ENDED                                         3-31-00 1   3-31-01 1   3-31-02 1   3-31-03     3-31-04
PER SHARE OPERATING PERFORMANCE
Net asset value,
beginning of period                                    $1.00       $1.00       $1.00       $1.00       $1.00
Net investment income 2                                 0.04        0.05        0.02        0.01          -- 3
Less distributions
From net investment income                             (0.04)      (0.05)      (0.02)      (0.01)         -- 3
Net asset value,
end of period                                          $1.00       $1.00       $1.00       $1.00       $1.00
Total return 4,5 (%)                                    4.45        5.51        2.41        0.75        0.21

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
(in millions)                                           $362        $295        $264        $271        $211
Ratio of expenses
to average net assets (%)                               0.91        0.95        0.90        0.94        0.94
Ratio of adjusted expenses
to average net assets 6 (%)                             1.11        1.15        1.10        1.14        1.14
Ratio of net investment income
to average net assets (%)                               4.40        5.43        2.40        0.75        0.21

See notes to
financial statements.

FINANCIAL HIGHLIGHTS

CLASS B SHARES



PERIOD ENDED                                         3-31-00 1   3-31-01 1   3-31-02 1   3-31-03     3-31-04
PER SHARE OPERATING PERFORMANCE
Net asset value,
beginning of period                                    $1.00       $1.00       $1.00       $1.00       $1.00
Net investment income 2                                 0.04        0.05        0.02          -- 3        -- 3
Less distributions
From net investment income                             (0.04)      (0.05)      (0.02)         -- 3        -- 3
Net asset value,
end of period                                          $1.00       $1.00       $1.00       $1.00       $1.00
Total return 4,5 (%)                                    3.59        4.63        1.55        0.10        0.12

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
(in millions)                                           $158        $162        $142        $166         $89
Ratio of expenses
to average net assets (%)                               1.74        1.79        1.75        1.59        1.04
Ratio of adjusted expenses
to average net assets 6 (%)                             1.84        1.89        1.85        1.89        1.89
Ratio of net investment income
to average net assets (%)                               3.56        4.54        1.52        0.10        0.12

See notes to
financial statements.

FINANCIAL HIGHLIGHTS

CLASS C SHARES



PERIOD ENDED                                         3-31-00 1   3-31-01 1   3-31-02 1   3-31-03     3-31-04
PER SHARE OPERATING PERFORMANCE
Net asset value,
beginning of period                                    $1.00       $1.00       $1.00       $1.00       $1.00
Net investment income 2                                 0.04        0.05        0.02          -- 3        -- 3
Less distributions
From net investment income                             (0.04)      (0.05)      (0.02)         -- 3        -- 3
Net asset value,
end of period                                          $1.00       $1.00       $1.00       $1.00       $1.00
Total return 4,5 (%)                                    3.58        4.63        1.55        0.11        0.12

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
(in millions)                                             $6         $13         $16         $18         $12
Ratio of expenses
to average net assets (%)                               1.76        1.79        1.75        1.61        1.04
Ratio of adjusted expenses
to average net assets 6 (%)                             1.86        1.89        1.85        1.88        1.89
Ratio of net investment income
to average net assets (%)                               3.67        4.59        1.46        0.10        0.12

1 Audited by previous auditor.

2 Based on the average of the shares outstanding.

3 Less than $0.01 per share.

4 Assumes dividend reinvestment and does not reflect the effect of the sales charges.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Does not take into consideration expense reductions during the periods shown.

  See notes to
  financial statements.

NOTES TO
STATEMENTS

NOTE A
Accounting policies

John Hancock Money Market Fund (the "Fund") is a diversified series of John Hancock Current Interest, an open-end management investment company registered under the Investment Company Act of 1940. The investment objective of the Fund is to seek the maximum current income that is consistent with maintaining liquidity and preserving capital.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B and Class C shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares, in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Significant accounting policies
of the Fund are as follows:

Valuation of investments

Securities in the Fund's portfolio are valued at amortized cost, in accordance with Rule 2a-7 of the Investment Company Act of 1940, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and, thereafter, assuming a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the security to the Fund. Interest income on certain portfolio securities, such as negotiable bank certificates of deposit and interest-bearing notes, is accrued daily and included in interest receivable.

Joint repurchase agreement Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the "Adviser"), a wholly owned subsidiary of The Berkeley Financial Group, LLC, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Investment transactions Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

Federal income taxes

The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, the Fund has $1,191 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The entire loss carryforward expires on March 31, 2012.

Distributions

The Fund's net investment income is declared daily as dividends to shareholders of record as of the close of business on the preceding day, and distributed monthly. During the year ended March 31, 2004, the tax character of distributions paid was as follows: ordinary income, $680,721. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

As of March 31, 2004, the components of distributable earnings, on a tax basis, included $68,888 of undistributed ordinary income.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

NOTE B
Management fee and
transactions with
affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.50% of the first $500,000,000 of the Fund's average daily net asset value, (b) 0.425% of the next $250,000,000, (c) 0.375% of the next $250,000,000, (d) 0.35% of the next $500,000,000, (e) 0.325% of the next $500,000,000, (f) 0.30% of the next $500,000,000 and (g) 0.275% of the Fund's average daily net asset value in excess of $2,500,000,000.

The Adviser has agreed to limit the management fee to 0.40% of the Fund's first $750,000,000 average daily net asset value, at least until July 31, 2004. The management fee cannot be reinstated to the original contracted amounts without the Trustees' consent. Accordingly, the expense reductions related to the management fee limitation amounted to $377,206 for the year ended March 31, 2004.

The Fund has Distribution Plans with John Hancock Funds, LLC ("JH Funds"), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C, pursuant to Rule 12b-1 under the Investment Company Act of 1940, to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.25% of Class A average daily net asset value and 1.00% of Class B and Class C average daily net asset value. JH Funds has agreed to limit the distribution and service ("12b-1") fee for Class A to 0.15% of the Class A average daily net asset value, at least until July 31, 2004. JH Funds has also agreed to limit the 12b-1 fees for Class B and Class C as follows: to 0.35% of the Class B and Class C average daily net assets, effective from January 14, 2003, to June 26, 2003; and to 0.20% of the Class B and Class C average daily net assets, effective June 26, 2003. The 12b-1 fee limitations for Class B and Class C may be discontinued at any time. Accordingly, the expense reductions related to the 12b-1 fee limitations amounted to $240,805 for Class A, $929,679 for Class B and $101,899 for Class C, for the year ended March 31, 2004. A maximum of 0.25% of 12b-1 payments may be service fees, as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances.

Class C shares are assessed up-front sales charges. During the year ended March 31, 2004, JH Funds received net up-front sales charges of $25,544 with regard to sales of Class C shares. Of this amount, $21,238 was paid as sales commissions to unrelated broker-dealers and $4,306 was paid as sales commissions to sales personnel of Signator Investors ("Signator Investors"), a related broker-dealer. The Adviser's indirect parent, John Hancock Life Insurance Company ("JHLICo"), is the indirect sole shareholder of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge ("CDSC") at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used, in whole or in part, to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the year ended March 31, 2004, CDSCs received by JH Funds amounted to $665,495 for Class B shares and $17,001 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc., an indirect subsidiary of JHLICo. The Fund pays a monthly transfer agent fee at an annual rate of 0.015% of the Fund's average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses, aggregated and allocated to each class on the basis of its relative net asset value.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the year was at an annual rate of approximately 0.03% of the average daily net asset value of the Fund. The Fund also paid the Adviser the amount of $1,162 for certain publishing services, included in the printing fees.

Mr. James A. Shepherdson is the director and/or officer of the Adviser and/or its affiliates, as well as Trustee of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compen sation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

NOTE C
Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the last two periods, along with the corresponding dollar value. Analysis of Fund share transactions is reported at $1 per share. The Fund has an unlimited number of shares authorized with no par value.

                                         YEAR ENDED         YEAR ENDED
                                            3-31-03            3-31-04
CLASS A SHARES
Sold                                   $309,350,628       $216,281,496
Distributions reinvested                  1,957,626            488,688
Repurchased                            (304,129,513)      (276,136,062)
Net increase (decrease)                  $7,178,741       ($59,365,878)

CLASS B SHARES
Sold                                   $187,011,944        $69,155,795
Distributions reinvested                    141,507            137,586
Repurchased                            (162,960,444)      (145,961,565)
Net increase (decrease)                 $24,193,007       ($76,668,184)

CLASS C SHARES
Sold                                    $34,073,192        $34,199,078
Distributions reinvested                     19,983             15,441
Repurchased                             (31,562,735)       (40,785,162)
Net increase (decrease)                  $2,530,440        ($6,570,643)

NET INCREASE (DECREASE)                 $33,902,188      ($142,604,705)


NOTE D
Investment
transactions

Purchases and proceeds from sales or maturities of securities, including discount earned on investment securities other than short-term securities, and obligations of the U.S. government, during the year ended March 31, 2004, aggregated $444,305,052 and $502,394,868, respectively.

The cost of investments owned on March 31, 2004, for federal income tax purposes, was $313,394,819.

NOTE E
Reclassification
of accounts

During the year ended March 31, 2004, the Fund reclassified amounts to reflect an increase in accumulated net investment income of $5,676 and a decrease in capital paid-in of $5,676. This represents the amounts necessary to report these balances on a tax basis, excluding certain temporary differences, as of March 31, 2004. Additional adjustments may be needed in subsequent reporting periods. These reclassifications, which have no impact on the net asset value of the Fund, are primarily attributable to certain differences in the computation of distributable income and capital gains under federal tax rules versus accounting principles generally accepted in the United States of America, and book and tax differences in accounting for federal excise tax. The calculation of net investment income
(loss) per share in the Fund's Financial Highlights excludes these adjustments.

AUDITORS'
REPORT

Report of
Deloitte & Touche
LLP, Independent
Auditors

To The Board of Trustees and Shareholders of
John Hancock Money Market Fund,

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of John Hancock Money Market Fund (the "Fund") as of March 31, 2004, and the related state ment of operations for the year then ended, the statement of changes in net assets for each of the years in this two-year period ended March 31, 2004 and 2003, respectively, and the financial highlights for each of the years in the five-year period ended March 31, 2004. These financial statements and financial highlights are the responsibility of the Fund's management. Our respon sibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at March 31, 2004, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of March 31, 2004, the results of its operations, the changes in its net assets and its financial highlights for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
May 13, 2004

TAX
INFORMATION

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable year ended March 31, 2004.

The Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividend income, as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003. This amount will be reflected on Form 1099-DIV for the calendar year 2004.

Shareholders will be mailed a 2004 U.S. Treasury Department Form 1099-DIV in January 2005. This will reflect the total of all distributions that are taxable for calendar year 2004.

TRUSTEES & OFFICERS

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.


INDEPENDENT TRUSTEES

                                                                                                                NUMBER OF
NAME, AGE                                                                                   TRUSTEE             JOHN HANCOCK
PRINCIPAL OCCUPATION(S) AND OTHER                                                           OF FUND             FUNDS OVERSEEN
DIRECTORSHIPS DURING PAST 5 YEARS                                                           SINCE 1             BY TRUSTEE
James F. Carlin, Born: 1940                                                                 1994                31
Director and Treasurer, Alpha Analytical Inc. (analytical laboratory) (since
1985); Part Owner and Treasurer, Lawrence Carlin Insurance Agency, Inc. (since
1995); Part Owner and Vice President, Mone Lawrence Carlin Insurance
Agency, Inc. (since 1996); Director and Treasurer, Rizzo Associates (until 2000);
Chairman and CEO, Carlin Consolidated, Inc. (management/investments)
(since 1987); Director and Partner, Proctor Carlin & Co., Inc. (until 1999); Trustee,
Massachusetts Health and Education Tax Exempt Trust (since 1993); Director of the following: Uno Restaurant Corp. (until 2001), Arbella Mutual (insurance)
(until 2000), HealthPlan Services, Inc. (until 1999), Flagship Healthcare, Inc.
(until 1999), Carlin Insurance Agency, Inc. (until 1999); Chairman,
Massachusetts Board of Higher Education (until 1999).

William H. Cunningham, Born: 1944                                                           1994                31
Former Chancellor, University of Texas System and former President of the
University of Texas, Austin, Texas; Chairman and CEO, IBT Technologies
(until 2001); Director of the following: The University of Texas Investment
Management Company (until 2000), Hire.com (since 2000), STC Broadcasting,
Inc. and Sunrise Television Corp. (until 2001), Symtx, Inc. (since 2001), Adorno/
Rogers Technology, Inc. (since 2001), Pinnacle Foods Corporation (since 2001),
rateGenius (since 2001), Jefferson-Pilot Corporation (diversified life insurance company)
(since 1985), New Century Equity Holdings (formerly Billing Concepts) (until 2001),
eCertain (until 2001), ClassMap.com (until 2001), Agile Ventures (until 2001),
LBJ Foundation (until 2000), Golfsmith International, Inc. (until 2000), Metamor
Worldwide (until 2000), AskRed.com (until 2001), Southwest Airlines (since 2000)
and Introgen (since 2000); Advisory Director, Q Investments (since 2000); Advisory
Director, Chase Bank (formerly Texas Commerce Bank -- Austin) (since 1988),
LIN Television (since 2002) and WilTel Communications (since 2002).

Ronald R. Dion, Born: 1946                                                                  1998                31
Chairman and Chief Executive Officer, R.M. Bradley & Co., Inc.; Director,
The New England Council and Massachusetts Roundtable; Trustee, North
Shore Medical Center; Director, Boston Stock Exchange; Director, BJ's
Wholesale Club, Inc. and a corporator of the Eastern Bank; Trustee,
Emmanuel College.


21



INDEPENDENT TRUSTEES (continued)
                                                                                                                NUMBER OF
NAME, AGE                                                                                   TRUSTEE             JOHN HANCOCK
PRINCIPAL OCCUPATION(S) AND OTHER                                                           OF FUND             FUNDS OVERSEEN
DIRECTORSHIPS DURING PAST 5 YEARS                                                           SINCE 1             BY TRUSTEE
Charles L. Ladner, 2 Born: 1938                                                             1994                31
Chairman and Trustee, Dunwoody Village, Inc. (retirement services);
Senior Vice President and Chief Financial Officer, UGI Corporation
(Public Utility Holding Company) (retired 1998); Vice President and
Director for AmeriGas, Inc. (retired 1998); Director of AmeriGas
Partners, L.P. (until 1997) (gas distribution); Director, EnergyNorth, Inc.
(until 1995); Director, Parks and History Association (since 2001).

Steven Pruchansky, Born: 1944                                                               1994                31
Chairman and Chief Executive Officer, Greenscapes of Southwest
Florida, Inc. (since 2000); Director and President, Greenscapes of
Southwest Florida, Inc. (until 2000); Managing Director, JonJames, LLC
(real estate) (since 2001); Director, First Signature Bank & Trust Company
(until 1991); Director, Mast Realty Trust (until 1994); President, Maxwell
Building Corp. (until 1991).

Norman H. Smith, Born: 1933                                                                 1994                31
Lieutenant General, United States Marine Corps; Deputy Chief of Staff for
Manpower and Reserve Affairs, Headquarters Marine Corps; Commanding
General III Marine Expeditionary Force/3rd Marine Division (retired 1991).

John P. Toolan, 2 Born: 1930                                                                1994                31
Director, The Smith Barney Muni Bond Funds, The Smith Barney Tax-Free
Money Funds, Inc., Vantage Money Market Funds (mutual funds), The
Inefficient-Market Fund, Inc. (closed-end investment company); Chairman,
Smith Barney Trust Company of Florida (retired 1991); Director, Smith
Barney, Inc., Mutual Management Company and Smith Barney Advisers, Inc.
(investment advisers) (retired 1991); Senior Executive Vice President, Director and member of the Executive Committee, Smith Barney, Harris Upham & Co.,
Incorporated (investment bankers) (until 1991).


INTERESTED TRUSTEE 3

NAME, AGE                                                                                                       NUMBER OF
POSITION(S) HELD WITH FUND                                                                  TRUSTEE             JOHN HANCOCK
PRINCIPAL OCCUPATION(S) AND OTHER                                                           OF FUND             FUNDS OVERSEEN
DIRECTORSHIPS DURING PAST 5 YEARS                                                           SINCE 1             BY TRUSTEE
James A. Shepherdson, Born: 1952                                                            2004                51
Trustee, President and Chief Executive Officer
Executive Vice President, Manulife Financial Corporation; Chairman,
Director, President and Chief Executive Officer, John Hancock Advisers,
LLC and The Berkeley Group; Chairman, Director, President and Chief
Executive Officer, John Hancock Funds, LLC; Chairman, President,
Director and Chief Executive Officer, Sovereign Asset Management
Corporation ("SAMCorp"); President, John Hancock Retirement
Services, John Hancock Life Insurance Company (until 2004); Chairman,
Essex Corporation (until 2004); Co-Chief Executive Officer, MetLife
Investors Group (until 2003); Senior Vice President, AXA/Equitable
Insurance Company (until 2000).


22



PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

NAME, AGE
POSITION(S) HELD WITH FUND                                                                                      OFFICER
PRINCIPAL OCCUPATION(S) AND                                                                                     OF FUND
DIRECTORSHIPS DURING PAST 5 YEARS                                                                               SINCE
Richard A. Brown, Born: 1949                                                                                    2000
Senior Vice President and Chief Financial Officer
Senior Vice President, Chief Financial Officer and Treasurer, the Adviser, John Hancock
Funds and The Berkeley Group; Second Vice President and Senior Associate Controller,
Corporate Tax Department, John Hancock Financial Services, Inc. (until 2001).

William H. King, Born: 1952                                                                                     1994
Vice President and Treasurer
Vice President and Assistant Treasurer, the Adviser; Vice President and Treasurer of each of the John Hancock funds; Assistant Treasurer of each of the John Hancock funds (until 2001).

Susan S. Newton, Born: 1950                                                                                     1994
Senior Vice President, Secretary and Chief Legal Officer
Senior Vice President, Secretary and Chief Legal Officer, SAMCorp., the Adviser and each of the John Hancock funds, John Hancock Funds and The Berkeley Group; Vice President,
Signature Services (until 2000); Director, Senior Vice President and Secretary, NM Capital.


The business address for all Trustees and Officers is 101 Huntington Avenue, Boston, Massachusetts 02199.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available, without charge, upon request, by calling 1-800-225-5291.

1 Each Trustee serves until resignation, retirement age or until his or her successor is elected.

2 Member of Audit Committee.

3 Interested Trustees hold positions with the Fund's investment adviser, underwriter and certain other affiliates.

OUR FAMILY
OF FUNDS

----------------------------------------------------------------
Equity                        Balanced Fund
                              Classic Value Fund
                              Core Equity Fund
                              Focused Equity Fund
                              Growth Trends Fund
                              International Fund
                              Large Cap Equity Fund
                              Large Cap Growth Fund
                              Large Cap Select Fund
                              Mid Cap Growth Fund
                              Multi Cap Growth Fund
                              Small Cap Equity Fund
                              Small Cap Growth Fund
                              Sovereign Investors Fund
                              U.S. Global Leaders Growth Fund

----------------------------------------------------------------
Sector                        Biotechnology Fund
                              Financial Industries Fund
                              Health Sciences Fund
                              Real Estate Fund
                              Regional Bank Fund
                              Technology Fund

----------------------------------------------------------------
Income                        Bond Fund
                              Government Income Fund
                              High Income Fund
                              High Yield Fund
                              Investment Grade Bond Fund
                              Strategic Income Fund

----------------------------------------------------------------
Tax-Free Income               California Tax-Free Income Fund
                              High Yield Municipal Bond Fund
                              Massachusetts Tax-Free Income Fund
                              New York Tax-Free Income Fund
                              Tax-Free Bond Fund

----------------------------------------------------------------
Money Market                  Money Market Fund
                              U.S. Government Cash Reserve

For more complete information on any John Hancock fund and a prospectus, which includes charges and expenses, call your financial professional, or John Hancock Funds at 1-800-225-5291. Please read the prospectus carefully before investing or sending money.

FOR YOUR
INFORMATION

INVESTMENT ADVISER

John Hancock Advisers, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

PRINCIPAL DISTRIBUTOR

John Hancock Funds, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

CUSTODIAN

The Bank of New York
One Wall Street
New York, New York 10286

TRANSFER AGENT

John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, Massachusetts 02217-1000

LEGAL COUNSEL

Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803

INDEPENDENT AUDITORS

Deloitte & Touche LLP
200 Berkeley Street
Boston, Massachusetts 02116-5022


HOW TO
CONTACT US

On the Internet                     www.jhfunds.com

By regular mail                     John Hancock Signature Services, Inc.
                                    1 John Hancock Way, Suite 1000
                                    Boston, MA 02217-1000

By express mail                     John Hancock Signature Services, Inc.
                                    Attn: Mutual Fund Image Operations
                                    529 Main Street
                                    Charlestown, MA 02129

Customer service
representatives                     1-800-225-5291

24-hour automated information       1-800-338-8080

TDD line                            1-800-554-6713

The Fund's voting policies and procedures are available without charge, upon request:

By phone                            1-800-225-5291

On the Fund's Web site              www.jhfunds.com/proxy

On the SEC's Web site               www.sec.gov

[A 1 1/2" x 1/2" John Hancock (Signature) logo in upper left hand corner. A tag line below reads "JOHN HANCOCK FUNDS."]

1-800-225-5291
1-800-554-6713 (TDD)
1-800-338-8080 EASI-Line

www.jhfunds.com

Now available: electronic delivery
www.jhancock.com/funds/edelivery

This report is for the information of
the shareholders of the John Hancock
Money Market Fund.

4400A 3/04
      5/04

JOHN HANCOCK
U.S. Government
Cash Reserve

3.31.2004

Annual Report

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]

[A photo of James A. Shepherdson, Chief Executive Officer, flush left next to first paragraph.]

WELCOME

Table of contents

Your fund at a glance
page 1

Managers' report
page 2

Fund's investments
page 5

Financial statements
page 8

Trustees & officers
page 17

For your information
page 21


To Our Shareholders,

I am pleased to be writing to you as Chairman, President and Chief Executive Officer of John Hancock Funds.

As you may know, John Hancock Financial Services, Inc. -- the parent company of John Hancock Funds -- was acquired by Manulife Financial Corporation on April 28, 2004. The merger combines two exceptionally strong companies into a single, integrated, global market leader whose scale and capital will create an industry pacesetter strengthening our company's leadership in markets around the world.

Although this change has no impact on the mutual funds you have invested in, it did bring with it some changes in the executive-level management of John Hancock Funds. Specifically, Maureen Ford Goldfarb has decided to step down as chairman, president and chief executive officer in order to pursue personal interests. Since her appointment in January 2000, Maureen has provided John Hancock Funds with strong leadership and steady guidance through several years of extremely turbulent market and industry conditions.

Effective May 12, 2004, I have been appointed by your Board of Trustees to the roles of Trustee, President and Chief Executive Officer of your fund. I have been in the investment business for over 25 years, most recently as President of Retirement Services at John Hancock Financial Services. In that role, my responsibilities included developing and directing the sale of John Hancock's variable and fixed annuity businesses through a diverse distribution network of banks and broker/dealers -- including wirehouses, regional brokerage houses and financial planners.

Prior to joining John Hancock, I served as Co-Chief Executive Officer of MetLife Investors Group, a subsidiary of MetLife, Inc. In that capacity my responsibilities included the design, manufacture and distribution of MetLife's annuity and life insurance products sold through third-party channels.

Although there has been a change in executive-level management, the one thing that never waivers is John Hancock Funds' commitment to placing the needs of our shareholders above all else. We are all dedicated to the task of working with you and your financial advisors to help you reach your long-term financial goals. It is the foundation of our relationship with you.

Sincerely,

/S/ JAMES A. SHEPHERDSON

James A. Shepherdson,
Chief Executive Officer

This commentary reflects the CEO's views as of March 31, 2004. They are subject to change at any time.

YOUR FUND
AT A GLANCE

The Fund seeks
the maximum
current income
that is consistent
with maintaining
liquidity and
preserving capital.
The Fund intends
to maintain a
stable $1 share
price.

Over the last twelve months

* Money market yields continued to fall to 46-year lows as the Federal Reserve cut rates again last June when concerns about the economy's strength and the Iraq war prevailed.

* Slack demand also depressed money market yields when investors shifted to longer-term securities and the rebounding stock market in 2003.

* The Fund sought higher yields by extending its maturity and investing in callable and floating-rate securities.

[Bar chart with heading "John Hancock U.S. Government Cash Reserve." Under the heading is a note that reads "Fund performance for the year ended March 31, 2004." The chart is scaled in increments of 0.25% with 0.00% at the bottom and 0.50% at the top. The bar represents the 0.34% total return for John Hancock U.S. Government Cash Reserve. A note below the chart reads "The total returns for the Fund are at net asset value with all distributions reinvested. Past performance is no guarantee of future results."]

[Bar chart with heading "7-day effective yield." Under the heading is a note that reads "As of March 31, 2004." The chart is scaled in increments of 0.25% with 0.00% at the bottom and 0.50% at the top. The bar represents the 0.36% total return for John Hancock U.S. Government Cash Reserve."]

BY DAVID A. BEES FOR THE PORTFOLIO MANAGEMENT TEAM

MANAGERS'
REPORT

JOHN HANCOCK
U.S. Government Cash Reserve

During the 12 months ended March 31, 2004, money market yields continued to fall and reached 46-year lows, despite a reviving economy. The period began with lingering concerns about whether the U.S. economy was on a sustainable path to recovery and about the beginning of the Iraq war. This uncertainty prompted the Federal Reserve Board to cut the federal funds rate banks charge each other for overnight loans from 1.25% to 1% at its June 2003 meeting. Yields on money market securities followed suit.

As the summer progressed, the economy began to show signs of a turnaround, highlighted by its 8% annual growth rate in the third quarter of 2003 and its 4% annual growth in the fourth quarter. The economy was sparked by continued low interest rates, the U.S. jobless rate falling from a nine-year high of 6.4% in July 2003 to 5.6% in March 2004, increased capital spending by corporate America and government tax cuts. In October, these positive developments prompted the Federal Reserve to adopt a more positive stance on the economy, shifting from a greater concern about deflation to a balanced view of the risks between deflation and inflation.

"...money market
 yields continued to
 fall and reached 46-
 year lows, despite a
 reviving economy."

Despite the improving economy, which initially prompted expectations that the next Fed move would be to raise rates, the Fed took no further action through the end of the period in March 2004. It remained concerned about the weak labor market, even with the drop in unemployment, because this lack of job growth cast some doubt on the sustainability of the economic recovery. This, combined with low inflation, caused the Federal Reserve to hold short-term rates steady and suggest it was not inclined to raise rates until the labor picture improved. The combination of a "jobless recovery" and stable Fed policy caused investors to push interest rates lower, especially in the second half of the period.

[Photo of David Bees, flush right at top of page.]

Short-term money market yields also experienced downward pressure from falling demand, as investors grew more confident about the economy in 2003 and moved into longer-term investments and the stock market, which flourished in 2003.

FUND YIELD AND PERFORMANCE

On March 31, 2004, John Hancock U.S. Government Cash Reserve had a 7-day effective yield of 0.36%. By comparison, the average U.S. government money market fund had a 7-day effective yield of 0.34%, according to Lipper, Inc.

For the year ended March 31, 2004, the Fund posted a total return of 0.34% at net asset value, compared with the 0.40% return of the average U.S. government money market fund, according to Lipper, Inc. Keep in mind that your net asset value return will be different from the Fund's performance if you were not invested in the Fund for the entire period and did not reinvest all distributions.

FUND MOVES

As the period began amid economic and war uncertainties 12 months ago, the money market yield curve was essentially flat, meaning investors received no extra benefit in the form of higher yields for locking up their money for longer periods. As the year progressed and the economic picture brightened, short-term rates fell more than longer-term rates, causing the yield curve to steepen and providing investors with higher yielding opportunities by investing for a longer term. In anticipation of this trend, we began to extend the Fund's maturity to slightly longer than average at the beginning of the fiscal year and maintained this posture over the course of the year.

"...we expect money
 market rates to stay
 low in the near term,
 although we do believe
 they will eventually rise
 given the economy's
 recent strength."

We also focused more on securities that would provide extra yield in this low-rate environment, including top-tier callable government securities with maturities of one year for the longer term. We also continued to invest in floating-rate securities that have the advantage of resetting their interest rates on a monthly or quarterly basis, providing the Fund with the flexibility to capture the benefits of a rise in rates.

OUTLOOK

With the Federal Reserve maintaining its accommodative stance toward interest rates, we expect money market rates to stay low in the near term, although we do believe they will eventually rise given the economy's recent strength. The timing of this uptick, however, remains unclear. It will depend on key economic data -- especially jobs creation -- particularly in the manufacturing area, and on the impact of other potential pitfalls, such as rising oil prices and other geopolitical concerns, that could weaken the pace of economic recovery. In this environment, we'll keep a close eye on the economic data and the Fed. For now, we will maintain our investments in floating-rate securities to allow us to benefit from an eventual climb in rates, while at the same time maintaining liquidity and striving to preserve capital.

[Pie chart in middle of page with heading "Portfolio diversification As a percentage of net assets on 3-31-04." The chart is divided into two segments (from top to left): U.S. government obligations 89% and Joint repurchase agreement and other 11%. ]

This commentary reflects the view of the portfolio management team through the end of the Fund's period discussed in this report. The team's statements reflect their own opinions. As such, they are in no way quarantees of future events, and are not inteded to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

The fund is neither insured nor guaranteed by the U.S. government. Although the Fund seeks to maintain a net asset value of $1.00 per share, it is possible to lose money by investing in the Fund.

FINANCIAL STATEMENTS

FUND'S
INVESTMENTS

Securities owned
by the Fund on
March 31, 2004

This schedule is a complete list of all securities owned by the Fund. It's divided into two types of short-term investments: U.S. government obligations and joint repurchase agreement.



                                                                      INTEREST          PAR VALUE
ISSUER, MATURITY DATE                                                 RATE          (000s OMITTED)              VALUE
U.S. GOVERNMENT OBLIGATIONS  88.89%                                                                       $50,786,279
(Cost $50,786,279)

Governmental -- U.S. Agencies  88.89%                                                                      50,786,279
Federal Farm Credit Bank,
05-05-04                                                                0.995%#            $5,000           5,000,000
Federal Home Loan Bank,
04-07-04                                                                0.990               2,000           1,999,670
Federal Home Loan Bank,
04-15-04                                                                3.750               3,510           3,513,644
Federal Home Loan Bank,
04-16-04                                                                4.875               1,605           1,607,549
Federal Home Loan Bank,
05-14-04                                                                4.875               1,820           1,828,044
Federal Home Loan Bank,
05-24-04                                                                6.000                 675             679,819
Federal Home Loan Bank,
06-15-04                                                                3.375                 500             502,366
Federal Home Loan Bank,
07-30-04                                                                1.170               1,000           1,000,042
Federal Home Loan Bank,
09-09-04                                                                7.460                 500             513,833
Federal Home Loan Bank,
09-20-04                                                                0.975#                725             724,773
Federal Home Loan Bank,
10-18-04                                                                4.030                 300             304,781
Federal Home Loan Bank,
12-02-04                                                                1.030#              4,000           4,000,267
Federal Home Loan Bank,
03-11-05                                                                1.440                 500             500,000
Federal Home Loan Bank,
03-25-05                                                                1.370               1,000           1,000,000
Federal Home Loan Bank,
04-11-05                                                                1.300               2,000           2,000,000
Federal Home Loan Bank,
04-15-05                                                                1.350               1,000           1,000,000

See notes to
financial statements.


5


FINANCIAL STATEMENTS


                                                                      INTEREST          PAR VALUE
ISSUER, MATURITY DATE                                                 RATE          (000s OMITTED)              VALUE
Governmental -- U.S. Agencies (continued)
Federal Home Loan Bank,
04-27-05                                                                1.300%             $2,000          $2,000,000
Federal Home Loan Mortgage Corp.,
04-15-04                                                                3.750               2,000           2,001,975
Federal Home Loan Mortgage Corp.,
07-15-04                                                                6.250               2,335           2,369,762
Federal Home Loan Mortgage Corp.,
02-14-05                                                                1.190#              1,000           1,000,000
Federal National Mortgage Assn.,
04-07-04                                                                1.010               2,000           1,999,663
Federal National Mortgage Assn.,
04-15-04                                                                3.625               4,000           4,003,816
Federal National Mortgage Assn.,
05-14-04                                                                5.625               2,700           2,714,752
Federal National Mortgage Assn.,
05-20-04                                                                6.000                 500             503,313
Federal National Mortgage Assn.,
07-26-04                                                                6.570                 500             508,681
Federal National Mortgage Assn.,
07-27-04                                                                1.180               1,000             999,998
Federal National Mortgage Assn.,
02-11-05                                                                1.040#              2,000           1,999,885
Federal National Mortgage Assn.,
02-18-05                                                                1.375               1,500           1,500,000
Federal National Mortgage Assn.,
03-04-05                                                                1.340               1,000           1,000,000
Federal National Mortgage Assn.,
03-29-05                                                                1.400               1,000           1,000,000
Student Loan Marketing Assn.,
06-30-04                                                                5.000               1,000           1,009,646

See notes to
financial statements.


6


FINANCIAL STATEMENTS


                                                                      INTEREST          PAR VALUE
ISSUER, MATURITY DATE                                                 RATE          (000s OMITTED)              VALUE
JOINT REPURCHASE AGREEMENT  13.92%                                                                         $7,955,000
(Cost $7,955,000)

Investment in a joint repurchase agreement
transaction with Barclays Capital, Inc. --
Dated 03-31-04, due 04-01-04 (secured by
U.S. Treasury Inflation Indexed Bond, 3.625%,
due 04-15-28)                                                           1.020%             $7,955           7,955,000

TOTAL INVESTMENTS 102.81%                                                                                 $58,741,279

OTHER ASSETS AND LIABILITIES, NET (2.81%)                                                                 ($1,606,300)

TOTAL NET ASSETS 100.00%                                                                                  $57,134,979


# Represents floating rate in effect as of March 31, 2004.

The percentage shown for each investment category is the total value of that category expressed as a percentage of the net assets of the Fund.

See notes to
financial statements.

FINANCIAL STATEMENTS

ASSETS AND
LIABILITIES

March 31, 2004

This Statement
of Assets and
Liabilities is the
Fund's balance
sheet. It shows
the value of
what the Fund
owns, is due
and owes. You'll
also find the net
asset value for
each share.


ASSETS
Investments at value (cost $50,786,279)                           $50,786,279
Joint repurchase agreement (cost $7,955,000)                        7,955,000
Cash                                                                      758
Interest receivable                                                   424,987
Other assets                                                           64,717

Total assets                                                       59,231,741

LIABILITIES
Payable for investments purchased                                   2,000,000
Payable for shares repurchased                                            155
Dividends payable                                                         674
Payable to affiliates
Management fee                                                         28,274
Other                                                                   8,818
Other payables and accrued expenses                                    58,841

Total liabilities                                                   2,096,762

NET ASSETS
Capital paid-in                                                    57,134,496
Accumulated net investment income                                         483

Net assets                                                        $57,134,979

NET ASSET VALUE PER SHARE
Based on net asset values and shares outstanding
($57,134,979 [DIV] 57,153,023 shares)                                   $1.00

See notes to
financial statements.

FINANCIAL STATEMENTS

OPERATIONS

For the year ended
March 31, 2004

This Statement
of Operations
summarizes the
Fund's investment
income earned
and expenses
incurred in oper-
ating the Fund for
the period stated.

INVESTMENT INCOME
Interest                                                             $711,727

Total investment income                                               711,727

EXPENSES
Investment management fee                                             319,033
Distribution and service fee                                           95,710
Transfer agent fee                                                     72,077
Registration and filing fee                                            23,026
Custodian fee                                                          22,349
Auditing fee                                                           20,000
Accounting and legal services fee                                      19,142
Printing                                                               10,517
Trustees' fee                                                           3,034
Miscellaneous                                                           2,517
Legal fee                                                               1,151
Federal excise tax                                                        483
Interest                                                                  139

Total expenses                                                        589,178
Less expense reductions                                               (95,710)

Net expenses                                                          493,468

Net investment income                                                 218,259

Increase in net assets from operations                               $218,259

See notes to
financial statements.

FINANCIAL STATEMENTS

CHANGES IN
NET ASSETS

These Statements
of Changes in
Net Assets show
how the value
of the Fund's
net assets has
changed during
the last two
periods. The dif-
ference reflects
earnings less
expenses, distrib-
utions, if any,
paid to share-
holders and any
increase or
decrease in
money share-
holders invested
in the Fund.
                                                     YEAR          YEAR
                                                    ENDED         ENDED
                                                  3-31-03       3-31-04
INCREASE (DECREASE) IN NET ASSETS
From operations

Net investment income                            $730,476      $218,259

Distributions to shareholders
From net investment income                       (730,476)     (218,259)
From Fund share transactions                  (21,082,762)  (16,330,808)

NET ASSETS
Beginning of period                            94,548,549    73,465,787

End of period 1                               $73,465,787   $57,134,979


1 Includes accumulated net investment income of none and $483, respectively.

See notes to
financial statements.

FINANCIAL HIGHLIGHTS

FINANCIAL
HIGHLIGHTS


COMMON SHARES

The Financial Highlights show how the Fund's net asset value for a share has changed since the end of the previous period.

PERIOD ENDED                                           3-31-00 1   3-31-01 1   3-31-02 1   3-31-03     3-31-04
PER SHARE OPERATING PERFORMANCE
Net asset value,
beginning of period                                      $1.00       $1.00       $1.00       $1.00       $1.00
Net investment income 2                                   0.05        0.06        0.03        0.01          -- 3
Less distributions
From net investment income                               (0.05)      (0.06)      (0.03)      (0.01)         -- 3
Net asset value, end of period                           $1.00       $1.00       $1.00       $1.00       $1.00
Total return 4,5 (%)                                      4.98        5.82        2.60        0.91        0.34

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
(in millions)                                             $106         $92         $95         $73         $57
Ratio of expenses
to average net assets (%)                                 0.35        0.64        0.72        0.73        0.77
Ratio of adjusted expenses
to average net assets 6 (%)                               0.86        0.91        0.87        0.88        0.92
Ratio of net investment
income to average
net assets (%)                                            4.90        5.71        2.55        0.92        0.34

1 Audited by previous auditor.

2 Based on the average of the shares outstanding.

3 Less than $0.01 per share.

4 Assumes dividend reinvestment.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Does not take into consideration expense reductions during the periods shown.

See notes to
financial statements.

NOTES TO STATEMENTS

NOTE A
Accounting policies

John Hancock U.S. Government Cash Reserve (the "Fund") is a diversified series of John Hancock Current Interest, an open-end management investment company registered under the Investment Company Act of 1940. The investment objective of the Fund is to provide maximum current income consistent with maintaining liquidity and preserving capital.

Significant accounting policies
of the Fund are as follows:

Valuation of investments

Securities in the Fund's portfolio are valued at amortized cost, in accordance with Rule 2a-7 of the Investment Company Act of 1940, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the security to the Fund.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the "Adviser"), a wholly owned subsidiary of The Berkeley Financial Group, LLC, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis.

Expenses

The majority of expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

Federal income taxes

The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Distributions

The Fund's net investment income is declared daily as dividends to shareholders of record as of the close of business on the preceding day, and distributed monthly. During the year ended March 31, 2004, the tax character of distributions paid was as follows: ordinary income $218,259.

As of March 31, 2004, the components of distributable earnings on a tax basis included $16,644 of undistributed ordinary income.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

NOTE B

Management fee and
transactions with
affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.50% of the first $500,000,000 of the Fund's average daily net asset value, (b) 0.425% of the next $250,000,000, (c) 0.375% of the next $250,000,000, (d) 0.35% of the next $500,000,000, (e) 0.325% of the next $500,000,000, (f) 0.30% of the next $500,000,000 and (g) 0.275% of the average daily net asset value in excess of $2,500,000,000.

The Fund has a Distribution Plan with John Hancock Funds, LLC ("JH Funds"), a wholly owned subsidiary of the Adviser. The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 to reimburse JH Funds for the services it provides as distributor of shares of the Fund at an annual rate not to exceed 0.15% of the Fund's average daily net asset value. JH Funds has agreed to suspend the distribution and service ("12b-1") fee, at least until July 31, 2004. Accordingly, the reduction in the 12b-1 fee amounted to $95,710 for the year ended March 31, 2004. JH Funds reserves the right to terminate this limitation in the future.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc., an indirect subsidiary of John Hancock Life Insurance Company. The Fund pays a monthly transfer agent fee at an annual rate of 0.015% of the average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the year was at an annual rate of approximately 0.03% of the average daily net asset value of the Fund. The Fund also paid the Adviser the amount of $642 for certain publishing services, included in the printing fees.

Mr. James A. Shepherdson is a director and/or officer of the Adviser and/or its affiliates, as well as Trustee of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compen sation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset.

The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.


NOTE C
Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the last two periods, along with the corresponding dollar value. The Fund has an unlimited number of shares authorized with no par value.



                                         YEAR ENDED 3-31-03               YEAR ENDED 3-31-04
                                     SHARES          AMOUNT           SHARES          AMOUNT
Shares sold                      59,539,540     $59,557,490       32,085,777     $32,085,802
Distributions reinvested            699,319         699,319          208,581         208,581
Shares repurchased              (81,339,571)    (81,339,571)     (48,625,191)    (48,625,191)
Net decrease                    (21,100,712)   ($21,082,762)     (16,330,833)   ($16,330,808)


NOTE D
Investment
transactions

Purchases and proceeds from sales or maturities of securities, including discount earned on investment securities, during the year ended March 31, 2004, aggregated $2,306,158,206 and $2,320,951,628, respectively.

The cost of investments owned on March 31, 2004, including short-term investments, for federal income tax purposes, was $58,741,279.

NOTE E

Reclassification
of accounts

During the year ended March 31, 2004, the Fund reclassified amounts to reflect an increase in accumulated net investment income of $483 and a decrease in capital paid-in of $483. This represents the amount necessary to report these balances on a tax basis, excluding certain temporary differences, as of March 31, 2004. Additional adjustments may be needed in subsequent reporting periods. These reclassifications, which have no impact on the net asset value of the Fund, are primarily attributable to certain differences in the computation of distributable income and capital gains under federal tax rules versus accounting principles generally accepted in the United States of America, and book and tax differences in accounting for federal excise tax. The calculation of net investment income per share in the Fund's Financial Highlights excludes these adjustments.

AUDITORS'
REPORT

Report of
Deloitte & Touche
LLP, Independent
Auditors

To the Board of Trustees and Shareholders of John Hancock U.S. Government Cash Reserve,

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of John Hancock U.S. Government Cash Reserve (the "Fund"), one of the portfolios constituting John Hancock Current Interest, as of March 31, 2004, and the related statement of operations, the statement of changes in net assets for each of the years in this two-year period ended March 31, 2004 and 2003, respectively, and the financial highlights for each of the years in the five-year period ended March 31, 2004. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at March 31, 2004, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of March 31, 2004, the results of its operations, the changes in its net assets, and its financial highlights for each of the two years in the year then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
May 13, 2004

TAX
INFORMATION

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable year ended March 31, 2004.

The Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003. This amount will be reflected on Form 1099-DIV for the calendar year 2004.

Shareholders will be mailed a 2004 U.S. Treasury Department Form 1099-DIV in January 2005. This will reflect the total of all distributions that are taxable for calendar year 2004.



TRUSTEES
& OFFICERS

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

INDEPENDENT TRUSTEES
                                                                                                                NUMBER OF
NAME, AGE                                                                                   TRUSTEE             JOHN HANCOCK
PRINCIPAL OCCUPATION(S) AND OTHER                                                           OF FUND             FUNDS OVERSEEN
DIRECTORSHIPS DURING PAST 5 YEARS                                                           SINCE 1             BY TRUSTEE
James F. Carlin, Born: 1940                                                                 1994                31
Director and Treasurer, Alpha Analytical Inc. (analytical laboratory) (since
1985); Part Owner and Treasurer, Lawrence Carlin Insurance Agency, Inc. (since
1995); Part Owner and Vice President, Mone Lawrence Carlin Insurance
Agency, Inc. (since 1996); Director and Treasurer, Rizzo Associates (until 2000);
Chairman and CEO, Carlin Consolidated, Inc. (management/investments)
(since 1987); Director and Partner, Proctor Carlin & Co., Inc. (until 1999); Trustee,
Massachusetts Health and Education Tax Exempt Trust (since 1993); Director of the following: Uno Restaurant Corp. (until 2001), Arbella Mutual (insurance)
(until 2000), HealthPlan Services, Inc. (until 1999), Flagship Healthcare, Inc.
(until 1999), Carlin Insurance Agency, Inc. (until 1999); Chairman,
Massachusetts Board of Higher Education (until 1999).

William H. Cunningham, Born: 1944                                                           1994                31
Former Chancellor, University of Texas System and former President of the
University of Texas, Austin, Texas; Chairman and CEO, IBT Technologies
(until 2001); Director of the following: The University of Texas Investment
Management Company (until 2000), Hire.com (since 2000), STC Broadcasting,
Inc. and Sunrise Television Corp. (until 2001), Symtx, Inc. (since 2001), Adorno/
Rogers Technology, Inc. (since 2001), Pinnacle Foods Corporation (since 2001),
rateGenius (since 2001), Jefferson-Pilot Corporation (diversified life insurance company)
(since 1985), New Century Equity Holdings (formerly Billing Concepts) (until 2001),
eCertain (until 2001), ClassMap.com (until 2001), Agile Ventures (until 2001),
LBJ Foundation (until 2000), Golfsmith International, Inc. (until 2000), Metamor
Worldwide (until 2000), AskRed.com (until 2001), Southwest Airlines (since 2000)
and Introgen (since 2000); Advisory Director, Q Investments (since 2000); Advisory
Director, Chase Bank (formerly Texas Commerce Bank -- Austin) (since 1988),
LIN Television (since 2002) and WilTel Communications (since 2002).

Ronald R. Dion, Born: 1946                                                                  1998                31
Chairman and Chief Executive Officer, R.M. Bradley & Co., Inc.; Director,
The New England Council and Massachusetts Roundtable; Trustee, North
Shore Medical Center; Director, Boston Stock Exchange; Director, BJ's
Wholesale Club, Inc. and a corporator of the Eastern Bank; Trustee,
Emmanuel College.


17



INDEPENDENT TRUSTEES (continued)

                                                                                                                NUMBER OF
NAME, AGE                                                                                   TRUSTEE             JOHN HANCOCK
PRINCIPAL OCCUPATION(S) AND OTHER                                                           OF FUND             FUNDS OVERSEEN
DIRECTORSHIPS DURING PAST 5 YEARS                                                           SINCE 1             BY TRUSTEE
Charles L. Ladner, 2 Born: 1938                                                             1994                31
Chairman and Trustee, Dunwoody Village, Inc. (retirement services);
Senior Vice President and Chief Financial Officer, UGI Corporation
(Public Utility Holding Company) (retired 1998); Vice President and
Director for AmeriGas, Inc. (retired 1998); Director of AmeriGas
Partners, L.P. (until 1997) (gas distribution); Director, EnergyNorth, Inc.
(until 1995); Director, Parks and History Association (since 2001).

Steven Pruchansky, Born: 1944                                                               1994                31
Chairman and Chief Executive Officer, Greenscapes of Southwest
Florida, Inc. (since 2000); Director and President, Greenscapes of
Southwest Florida, Inc. (until 2000); Managing Director, JonJames, LLC
(real estate) (since 2001); Director, First Signature Bank & Trust Company
(until 1991); Director, Mast Realty Trust (until 1994); President, Maxwell
Building Corp. (until 1991).

Norman H. Smith, Born: 1933                                                                 1994                31
Lieutenant General, United States Marine Corps; Deputy Chief of Staff for
Manpower and Reserve Affairs, Headquarters Marine Corps; Commanding
General III Marine Expeditionary Force/3rd Marine Division (retired 1991).

John P. Toolan, 2 Born: 1930                                                                1994                31
Director, The Smith Barney Muni Bond Funds, The Smith Barney Tax-Free
Money Funds, Inc., Vantage Money Market Funds (mutual funds), The
Inefficient-Market Fund, Inc. (closed-end investment company); Chairman,
Smith Barney Trust Company of Florida (retired 1991); Director, Smith
Barney, Inc., Mutual Management Company and Smith Barney Advisers, Inc.
(investment advisers) (retired 1991); Senior Executive Vice President, Director and member of the Executive Committee, Smith Barney, Harris Upham & Co.,
Incorporated (investment bankers) (until 1991).


INTERESTED TRUSTEE 3

NAME, AGE                                                                                                       NUMBER OF
POSITION(S) HELD WITH FUND                                                                  TRUSTEE             JOHN HANCOCK
PRINCIPAL OCCUPATION(S) AND OTHER                                                           OF FUND             FUNDS OVERSEEN
DIRECTORSHIPS DURING PAST 5 YEARS                                                           SINCE 1              BY TRUSTEE
James A. Shepherdson, Born: 1952                                                            2004                51
Trustee, President and Chief Executive Officer
Executive Vice President, Manulife Financial Corporation; Chairman,
Director, President and Chief Executive Officer, John Hancock Advisers,
LLC and The Berkeley Group; Chairman, Director, President and Chief
Executive Officer, John Hancock Funds, LLC; Chairman, President,
Director and Chief Executive Officer, Sovereign Asset Management
Corporation ("SAMCorp"); President, John Hancock Retirement
Services, John Hancock Life Insurance Company (until 2004); Chairman,
Essex Corporation (until 2004); Co-Chief Executive Officer, MetLife
Investors Group (until 2003); Senior Vice President, AXA/Equitable
Insurance Company (until 2000).


18



PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

NAME, AGE
POSITION(S) HELD WITH FUND                                                                                      OFFICER
PRINCIPAL OCCUPATION(S) AND                                                                                     OF FUND
DIRECTORSHIPS DURING PAST 5 YEARS                                                                               SINCE
Richard A. Brown, Born: 1949                                                                                    2000
Senior Vice President and Chief Financial Officer
Senior Vice President, Chief Financial Officer and Treasurer, the Adviser, John Hancock
Funds and The Berkeley Group; Second Vice President and Senior Associate Controller,
Corporate Tax Department, John Hancock Financial Services, Inc. (until 2001).

William H. King, Born: 1952                                                                                     1994
Vice President and Treasurer
Vice President and Assistant Treasurer, the Adviser; Vice President and Treasurer of each of the John Hancock funds; Assistant Treasurer of each of the John Hancock funds (until 2001).

Susan S. Newton, Born: 1950                                                                                     1994
Senior Vice President, Secretary and Chief Legal Officer
Senior Vice President, Secretary and Chief Legal Officer, SAMCorp., the Adviser and each of the John Hancock funds, John Hancock Funds and The Berkeley Group; Vice President,
Signature Services (until 2000); Director, Senior Vice President and Secretary, NM Capital.

The business address for all Trustees and Officers is 101 Huntington Avenue, Boston, Massachusetts 02199.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available, without charge, upon request, by calling 1-800-225-5291.

1 Each Trustee serves until resignation, retirement age or until his or her successor is elected.

2 Member of Audit Committee.

3 Interested Trustees hold positions with the Fund's investment adviser, underwriter and certain other affiliates.

OUR FAMILY
OF FUNDS

-------------------------------------------------------
Equity                        Balanced Fund
                              Classic Value Fund
                              Core Equity Fund
                              Focused Equity Fund
                              Growth Trends Fund
                              International Fund
                              Large Cap Equity Fund
                              Large Cap Growth Fund
                              Large Cap Select Fund
                              Mid Cap Growth Fund
                              Multi Cap Growth Fund
                              Small Cap Equity Fund
                              Small Cap Growth Fund
                              Sovereign Investors Fund
                              U.S. Global Leaders Growth Fund

-------------------------------------------------------
Sector                        Biotechnology Fund
                              Financial Industries Fund
                              Health Sciences Fund
                              Real Estate Fund
                              Regional Bank Fund
                              Technology Fund

-------------------------------------------------------
Income                        Bond Fund
                              Government Income Fund
                              High Income Fund
                              High Yield Fund
                              Investment Grade Bond Fund
                              Strategic Income Fund

-------------------------------------------------------
Tax-Free Income               California Tax-Free Income Fund
                              High Yield Municipal Bond Fund
                              Massachusetts Tax-Free Income Fund
                              New York Tax-Free Income Fund
                              Tax-Free Bond Fund

-------------------------------------------------------
Money Market                  Money Market Fund
                              U.S. Government Cash Reserve


For more complete information on any John Hancock fund and a prospectus, which includes charges and expenses, call your financial professional, or John Hancock Funds at 1-800-225-5291. Please read the prospectus carefully before investing or sending money.

FOR YOUR
INFORMATION

INVESTMENT ADVISER

John Hancock Advisers, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

PRINCIPAL DISTRIBUTOR

John Hancock Funds, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

CUSTODIAN

The Bank of New York
One Wall Street
New York, New York 10286

TRANSFER AGENT

John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, Massachusetts 02217-1000

LEGAL COUNSEL

Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803

INDEPENDENT AUDITORS

Deloitte & Touche LLP
200 Berkeley Street
Boston, Massachusetts 02116-5022


HOW TO
CONTACT US

On the Internet                   www.jhfunds.com

By regular mail                   John Hancock Signature Services, Inc.
                                  1 John Hancock Way, Suite 1000
                                  Boston, MA 02217-1000

By express mail                   John Hancock Signature Services, Inc.
                                  Attn: Mutual Fund Image Operations
                                  529 Main Street
                                  Charlestown, MA 02129

Customer service
representatives                   1-800-225-5291

24-hour automated information     1-800-338-8080

TDD line                          1-800-554-6713

The Fund's voting policies and procedures are available without charge, upon request:

By phone                          1-800-225-5291

On the Fund's Web site            www.jhfunds.com/proxy

On the SEC's Web site             www.sec.gov

[A 1 1/2" x 1/2" John Hancock (Signature) logo in upper left hand corner. A tag line below reads "JOHN HANCOCK FUNDS."]

1-800-225-5291
1-800-554-6713 (TDD)
1-800-338-8080 EASI-Line

www.jhfunds.com

Now available: electronic delivery
www.jhancock.com/funds/edelivery

This report is for the information of
the shareholders of the John Hancock
U.S. Government Cash Reserve.

4300A 3/04
      5/04

ITEM 2.  CODE OF ETHICS.

As of the end of the period, March 31, 2004, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the "Senior Financial Officers"). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Charles L. Ladner is the audit committee financial expert and is "independent", pursuant to general instructions on Form N-CSR Item 3.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees
The aggregate fees billed for professional services rendered by the principal accountant(s) for the audit of the registrant's annual financial statements or services that are normally provided by the accountant(s) in connection with statutory and regulatory filings or engagements amounted to $45,200 for the fiscal year ended March 31, 2003 (broken out as follows: John Hancock Money Market Fund - $28,300 and John Hancock U.S. Government Cash Reserve Fund - $16,900) and $47,450 for the fiscal year ended March 31, 2004 (broken out as follows: John Hancock Money Market Fund - $29,700 and John Hancock U.S. Government Cash Reserve Fund - $17,750). These fees were billed to the registrant and were approved by the registrant's audit committee.

(b) Audit-Related Services
There were no audit-related fees during the fiscal year ended March 31, 2003 and fiscal year ended March 31, 2004 billed to the registrant or to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant ("control affiliates").

(c) Tax Fees
The aggregate fees billed for professional services rendered by the principal accountant(s) for the tax compliance, tax advice and tax planning ("tax fees") amounted to $4,200 for the fiscal year ended March 31, 2003 (broken out as follows: John Hancock Money Market Fund - $2,100 and John Hancock U.S. Government Cash Reserve Fund - $2,100) and $4,500 for the fiscal year ended March 31, 2004 (broken out as follows: John Hancock Money Market Fund - $2,250 and John Hancock U.S. Government Cash Reserve Fund - $2,250). The nature of the services comprising the tax fees was the review of the registrant's income tax returns and tax distribution requirements. These fees were billed to the registrant and were approved by the registrant's audit committee. There were no tax fees billed to the control affiliates.

(d) All Other Fees
There were no other fees during the fiscal year ended March 31, 2003 and fiscal year ended March 31, 2004 billed to the registrant or to the control affiliates.

(e) (1) See attachment "Approval of Audit, Audit-related, Tax and Other Services", with the audit committee pre-approval policies and procedures.

(e)(2) There were no fees that were approved by the audit committee pursuant to the de minimis exception for the fiscal years ended March 31, 2003 and March 31, 2004 on behalf of the registrant or on behalf of the control affiliates that relate directly to the operations and financial reporting of the registrant.

(f) According to the registrant's principal accountant, for the fiscal year ended March 31, 2004, the percentage of hours spent on the audit of the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons who were not full-time, permanent employees of principal accountant was less than 50%.

(g) The aggregate non-audit fees billed by the registrant's accountant(s) for services rendered to the registrant and rendered to the registrant's control affiliates for each of the last two fiscal years of the registrant were $149,138 for the fiscal year ended March 31, 2003, and $67,575 for the fiscal year ended March 31, 2004.

(h) The audit committee of the registrant has considered the non-audit services provided by the registrant's principal accountant(s) to the control affiliates and has determined that the services that were not pre-approved are compatible with maintaining the principal accountant(s)' independence.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

(a) The registrant has adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached "John Hancock Funds - Administration Committee Charter".

ITEM 10.  CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.
(a)(1) Code of Ethics for Senior Financial Officers is attached.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)(1) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached "John Hancock Funds - Administration Committee Charter".

(c)(2) Approval of Audit, Audit-related, Tax and Other Services is attached.

(c)(3) Contact person at the registrant.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Current Interest

By:
      ------------------------------
      James A. Shepherdson
      President and Chief Executive Officer


Date:    May 17, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:
         -------------------------------
         James A. Shepherdson
         President and Chief Executive Officer



Date:   May 17, 2004


By:
         -----------------------
         Richard A. Brown
         Senior Vice President and Chief Financial Officer


Date:    May 17, 2004